Schedule of financial reporting purposes, loss before income taxes (Details) $ in Thousands, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Sep. 30, 2024 CAD ($)	Sep. 30, 2023 CAD ($)
Income Tax Paid, by Individual Jurisdiction [Line Items]
Total	$ (16,688)	$ (2,335)	$ (30,375)	$ (11,529)	$ (60,677)	$ (14,861)
Domestic Tax Jurisdiction [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Total					(60,677)	(14,861)
Foreign Tax Jurisdiction [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Total